Crawford Large Cap Dividend Fund
Schedule of Investments
March 31, 2024 (Unaudited)
COMMON STOCKS — 98.94% Shares Fair Value
Communications — 4.00%
Comcast Corp., Class A 22,000 $ 953,700
Omnicom Group, Inc. 14,850 1,436,886
2,390,586
Consumer Discretionary — 5.72%
Genuine Parts Co. 7,940 1,230,144
Home Depot, Inc. (The) 5,710 2,190,356
3,420,500
Consumer Staples — 9.66%
Coca-Cola Co. (The) 28,000 1,713,040
Mondelez International, Inc., Class A 15,850 1,109,500
Philip Morris International, Inc. 18,250 1,672,065
Procter & Gamble Co. (The) 7,900 1,281,775
5,776,380
Financials — 18.8 4%
American Express Co. 9,900 2,254,131
BlackRock, Inc. 1,700 1,417,290
Charles Schwab Corp. (The) 15,000 1,085,100
Chubb Ltd. 3,400 881,042
Intercontinental Exchange, Inc. 4,000 549,720
JPMorgan Chase & Co. 6,700 1,342,010
M&T Bank Corp. 7,500 1,090,800
Marsh & McLennan Companies, Inc. 6,150 1,266,777
Willis Towers Watson PLC 4,998 1,374,450
11,261,320
Health Care — 19.64%
AbbVie, Inc. 11,500 2,094,150
AstraZeneca PLC - ADR 25,000 1,693,750
Cardinal Health, Inc. 3,000 335,700
Johnson & Johnson 13,140 2,078,617
Medtronic PLC 20,000 1,743,000
Merck & Co., Inc. 19,730 2,603,373
Quest Diagnostics, Inc. 6,000 798,660
Stryker Corp. 1,100 393,657
11,740,907
Industrials — 13.69%
Honeywell International, Inc. 7,450 1,529,113
Johnson Controls International PLC 31,600 2,064,111
Raytheon Technologies Corp. 12,500 1,219,125
TE Connectivity Ltd. 10,000 1,452,400
United Parcel Service, Inc., Class B 12,930 1,921,786
8,186,535
Real Estate — 1.51%
Alexandria Real Estate Equities, Inc. 7,000 902,370
Technology — 23.0 1%
Accenture PLC, Class A 5,840 2,024,203

Crawford Large Cap Dividend Fund
Schedule of Investments (continued)
March 31, 2024 (Unaudited)
COMMON STOCKS — 98.94% - (continued) Shares Fair Value
Technology — 23.01% - (continued)
Amdocs Ltd. 10,000 $ 903,700
Global Payments, Inc. 11,000 1,470,260
International Business Machines Corp. 2,500 477,400
Microsoft Corp. 9,120 3,836,966
S&P Global, Inc. 3,300 1,403,985
SAP SE - ADR 4,000 780,120
Texas Instruments, Inc. 8,350 1,454,654
Visa, Inc., Class A 5,050 1,409,354
13,760,642
Utilities — 2.87%
American Electric Power Company, Inc. 8,500 731,850
WEC Energy Group, Inc. 12,000 985,440
1,717,290
Total Common Stocks (Cost $30,032,489) 59,156,530
MONEY MARKET FUNDS - 0.37%
Federated Hermes Treasury Obligations Fund, Institutional Shares, 5.17%
(a)
220,132 220,132
Total Money Market Funds (Cost $220,132) 220,132
Total Investments — 99.31% (Cost $30,252,621) 59,376,662
Other Assets in Excess of Liabilities — 0.69% 414,055
NET ASSETS — 100.00% $ 59,790,717
(a) Rate disclosed is the seven day effective yield as of March 31, 2024.
ADR - American Depositary Receipt.

Crawford Small Cap Dividend Fund
Schedule of Investments
March 31, 2024 (Unaudited)
COMMON STOCKS — 98.67% Shares Fair Value
Consumer Discretionary — 10.16%
Academy Sports & Outdoors, Inc. 80,110 $ 5,410,629
Carter's, Inc. 51,574 4,367,286
Columbia Sportswear Co. 49,300 4,002,174
HNI Corp. 91,044 4,108,816
Johnson Outdoors, Inc., Class A 65,172 3,005,081
Monro, Inc. 89,348 2,818,036
Rocky Brands, Inc. 112,562 3,053,807
Shoe Carnival, Inc. 102,073 3,739,955
30,505,784
Consumer Staples — 6.23%
Flowers Foods, Inc. 124,551 2,958,086
Inter Parfums, Inc. 21,742 3,054,968
J&J Snack Foods Corp. 30,990 4,479,915
MGP Ingredients, Inc. 27,234 2,345,664
Turning Point Brands, Inc. 94,828 2,778,460
Utz Brands, Inc.
(a)
168,201 3,101,627
18,718,720
Energy — 2.24%
DT Midstream, Inc. 110,221 6,734,503
Financials — 19.88%
Artisan Partners Asset Management, Inc., Class A 69,808 3,195,112
BancFirst Corp. 40,621 3,575,867
First Hawaiian, Inc. 128,537 2,822,673
Hamilton Lane, Inc., Class A 42,200 4,758,472
Hanover Insurance Group, Inc. 45,459 6,190,152
Houlihan Lokey, Inc. 34,309 4,398,071
LAZARD INC 97,309 4,074,328
Old Republic International Corp. 199,308 6,122,742
SouthState Corp. 46,362 3,942,161
Stock Yards Bancorp, Inc. 81,960 4,008,663
Trico Bancshares 124,350 4,573,592
Walker & Dunlop, Inc. 44,162 4,463,012
Webster Financial Corp. 72,386 3,675,037
WSFS Financial Corp. 85,449 3,857,168
59,657,050
Health Care — 10.23%
Atrion Corp. 12,856 5,959,399
CONMED Corp. 73,066 5,851,125
LeMaitre Vascular, Inc. 92,702 6,151,706
Perrigo Co. PLC 191,639 6,168,859
U.S. Physical Therapy, Inc. 58,413 6,593,075
30,724,164
Industrials — 30.14%
AZZ, Inc. 81,201 6,277,650
Belden, Inc. 70,294 6,509,927

Crawford Small Cap Dividend Fund
Schedule of Investments (continued)
March 31, 2024 (Unaudited)
COMMON STOCKS — 98.67% - (continued) Shares Fair Value
Industrials — 30.14% - (continued)
Cactus, Inc., Class A 74,446 $ 3,729,000
ESCO Technologies, Inc. 57,671 6,173,680
Franklin Electric Co., Inc. 56,218 6,004,644
H&R Block, Inc. 61,921 3,040,940
Hackett Group, Inc. (The) 245,794 5,972,795
Hillenbrand, Inc. 73,992 3,721,058
Information Services Group, Inc. 534,637 2,159,933
Landstar System, Inc. 11,718 2,258,762
Littelfuse, Inc. 22,502 5,453,360
Moog, Inc., Class A 39,545 6,313,359
MSC Industrial Direct Co., Inc., Class A 46,957 4,556,707
Mueller Water Products, Inc. 362,964 5,840,091
nVent Electric PLC 59,449 4,482,455
Standex International, Inc. 34,212 6,234,110
Tennant Co. 26,191 3,185,088
Valmont Industries, Inc. 22,798 5,204,327
Woodward, Inc. 21,690 3,342,863
90,460,749
Materials — 2.91%
HB Fuller Co. 72,606 5,789,602
WD-40 Co. 11,650 2,951,062
8,740,664
Real Estate — 5.85%
Four Corners Property Trust, Inc. 106,798 2,613,347
Independence Realty Trust, Inc. 335,343 5,409,083
National Storage Affiliates Trust 149,063 5,837,307
STAG Industrial, Inc. 96,778 3,720,146
17,579,883
Technology — 9.66%
American Software, Inc., Class A 508,847 5,826,298
CTS Corp. 83,341 3,899,525
Pegasystems, Inc. 36,000 2,327,040
Power Integrations, Inc. 69,241 4,954,194
Sapiens International Corp. NV 195,750 6,295,320
Simulations Plus, Inc. 138,599 5,703,349
29,005,726
Utilities — 1.37%
Black Hills Corp. 75,352 4,114,219
Total Common Stocks (Cost $232,818,235) 296,241,462

Crawford Small Cap Dividend Fund
Schedule of Investments (continued)
March 31, 2024 (Unaudited)
MONEY MARKET FUNDS — 1.29% Shares Fair Value
Federated Hermes Treasury Obligations Fund, Institutional Shares, 5.17%
(b)
3,887,297 $ 3,887,297
Total Money Market Funds (Cost $3,887,297) 3,887,297
Total Investments — 99.96% (Cost $236,705,532) 300,128,759
Other Assets in Excess of Liabilities — 0.04% 126,011
NET ASSETS — 100.00% $ 300,254,770
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of March 31, 2024.

Crawford Multi-Asset Income Fund
Schedule of Investments
March 31, 2024 (Unaudited)
COMMON STOCKS — 50.26% Shares Fair Value
Communications — 3.42%
BCE, Inc. 47,540 $ 1,615,409
Verizon Communications, Inc. 60,750 2,549,070
4,164,479
Consumer Staples — 4.44%
Kraft Heinz Co. (The) 61,630 2,274,147
Philip Morris International, Inc. 34,250 3,137,985
5,412,132
Energy — 13.22%
Chevron Corp. 7,490 1,181,473
DT Midstream, Inc. 33,460 2,044,406
Kinder Morgan, Inc. 232,080 4,256,347
ONEOK, Inc. 58,990 4,729,227
Williams Companies, Inc. (The) 100,370 3,911,419
16,122,872
Financials — 2.10%
Huntington Bancshares, Inc. 183,130 2,554,664
Health Care — 5.24%
AbbVie, Inc. 17,100 3,113,909
Perrigo Co. PLC 44,020 1,417,004
Pfizer, Inc. 66,910 1,856,753
6,387,666
Industrials — 2.40%
United Parcel Service, Inc., Class B 19,650 2,920,580
Real Estate — 10.70%
Crown Castle International Corp. 20,580 2,177,981
CubeSmart 51,060 2,308,933
Four Corners Property Trust, Inc. 117,090 2,865,193
Healthpeak Properties, Inc. 139,093 2,607,994
WP Carey, Inc. 54,585 3,080,777
13,040,878
Technology — 1.99%
American Software, Inc., Class A 55,760 638,452
International Business Machines Corp. 9,360 1,787,386
2,425,838
Utilities — 6.74%
American Electric Power Company, Inc. 28,170 2,425,437
Duke Energy Corp. 36,310 3,511,540
Southern Co. (The) 31,695 2,273,799
8,210,776
Total Common Stocks (Cost $56,470,750) 61,239,885
PREFERRED STOCKS — 31.93% Shares Fair Value
Financials — 19.85%
AGNC Investment Corp., Series G, 7.75% 75,158 1,788,760
Ally Financial, Inc., Series B, 4.70%
(a)
3,089,000 2,657,930

Crawford Multi-Asset Income Fund
Schedule of Investments (continued)
March 31, 2024 (Unaudited)
PREFERRED STOCKS — 31.93% - (continued) Shares Fair Value
Financials — 19.85% - continued
American Express Co., Series D, 3.55%
(a)
3,250,000 $ 3,007,986
Annaly Capital Management, Inc., Series F, 6.95% 71,610 1,798,127
Bank of America Corp., Series KK, 5.38% 9,830 235,429
Charles Schwab Corp. (The), Series I, 4.00%
(a)
5,462,000 5,116,853
Invesco Mortgage Capital, Inc., Series C, 7.50% 118,500 2,620,035
Two Harbors Investment Corp., Series B, 7.63% 145,540 3,306,670
Wells Fargo & Co., Series L, 7.50% 3,000 3,658,050
24,189,840
Real Estate — 6.53%
Armada Hoffler Properties, Inc., Series A, 6.75% 51,070 1,125,072
Digital Realty Trust, Inc., Series L, 5.20% 134,350 2,944,952
UMH Properties, Inc., Series D, 6.38% 101,650 2,299,323
Vornado Realty Trust, Series M, 5.25% 104,150 1,593,495
7,962,842
Utilities — 5.55%
Sempra Energy, 5.75% 8,690 208,039
Southern Co. (The), Series A, 4.95% 126,080 2,898,579
Spire, Inc., Series A, 5.90% 147,950 3,652,885
6,759,503
Total Preferred Stocks (Cost $41,348,976) 38,912,185
CORPORATE BONDS — 11.96%
Principal
Amount Fair Value
Energy — 2.12%
TransCanada Trust, 5.63%, 5/20/2075 $ 2,650,000 2,588,976
Real Estate — 2.80%
Crown Castle, Inc., 5.00%, 1/11/2028 3,445,000 3,410,564
Technology — 4.24%
Analog Devices, Inc., 5.58%, 10/1/2024 1,694,000 1,695,714
Fidelity National Information Services, Inc., 4.50%, 7/15/2025 3,520,000 3,474,790
5,170,504
Utilities — 2.80%
WEC Energy Group, Inc., 4.75%, 1/9/2026 3,440,000 3,410,476
Total Corporate Bonds (Cost $14,530,177) 14,580,520
MONEY MARKET FUNDS — 5.69% Shares Fair Value
Federated Hermes Treasury Obligations Fund, Institutional Shares, 5.17%
(b)
6,933,735 6,933,735
Total Money Market Funds (Cost $6,933,735) 6,933,735
Total Investments — 99.84% (Cost $119,283,638) 121,666,325
Other Assets in Excess of Liabilities — 0.17% 209,851
NET ASSETS — 100.00% $ 121,876,176
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of March 31, 2024.